Joint operations - Contracts in which Ecopetrol is the operator (Details) - Contract where Entity is operator	12 Months Ended
Dec. 31, 2024
VMM29 | ExxonMobil Exploration Colombia
Joint operations
Contract	VMM29
% Participation	50.00%
Geographic area of operations	Colombia
CR2 | ExxonMobil Exploration Colombia
Joint operations
Contract	CR2
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
C62 | ExxonMobil Exploration Colombia
Joint operations
Contract	C62
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
VMM32 | CPVEN E&P Corp Sucursal Colombia
Joint operations
Contract	VMM32
Type	Exploration
% Participation	51.00%
Geographic area of operations	Colombia
Catleya | Repsol Exploracion Colombia S.A.
Joint operations
Contract	Catleya
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Cardon | Emerald Energy PLC Suc. Colombia
Joint operations
Contract	Cardon
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
ORC401 CRC-2004-01 | Parex Resources Colombia Ltd.
Joint operations
Contract	ORC401 CRC-2004-01
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
La Cira Infantas | SierraCol Energy Arauca, LLC
Joint operations
Contract	La Cira Infantas
Type	Production
Geographic area of operations	Colombia
% participation in addition to PAP	52.00%
% participation, basic	100.00%
Teca | SierraCol Energy Arauca, LLC
Joint operations
Contract	Teca
% participation, basic	60.00%
Niscota | Repsol Colombia Oil & Gas Limited
Joint operations
Contract	Niscota**
Type	Exploration
% Participation	20.00%
Geographic area of operations	Colombia
Alto Magdalena Pipeline | Frontera Energy
Joint operations
Contract	San Jacinto Rio Paez
Type	Production
% Participation	45.00%
Geographic area of operations	Colombia
Asociacin Boquern | CNOOC International
Joint operations
Contract	Asociación Boquerón
Type	Production
% Participation	68.00%
Geographic area of operations	Colombia
Clarinero | Lewis Energy Colombia
Joint operations
Contract	Clarinero**
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Ro Paez | Cedco
Joint operations
Contract	Río Paez
Type	Exploration
% Participation	68.00%
Geographic area of operations	Colombia